PRODUCT WARRANTY	12 Months Ended
Dec. 31, 2013
PRODUCT WARRANTY
PRODUCT WARRANTY

18.  PRODUCT WARRANTY

Total
Product warranty
Balance as of December 31, 2010	142
Warranty accrued	238
Utilized	(80)
Balance as of December 31, 2011	300
Warranty accrued	284
Utilized	(118)
Balance as of December 31, 2012	466
Warranty accrued	989
Utilized	(237)
Balance as of December 31, 2013	1,218

The current portion of product warranty of nil and $153 as of December 31, 2012 and 2013, respectively, is included in Other accrued expenses of “Accrued expenses and other current liabilities” in the consolidated balance sheets.